Commitments and contingencies (Details) $ / shares in Units, $ in Millions			1 Months Ended		6 Months Ended		12 Months Ended
	Apr. 29, 2026 $ / shares	Jan. 01, 2019	Aug. 31, 2024 USD ($)	Oct. 31, 2023 USD ($)	Jun. 30, 2026 USD ($) game_title	Jun. 30, 2025 USD ($)	Dec. 31, 2017 extension_option
Disclosure of contingent liabilities [line items]
Number of game titles licensed under agreement | game_title					77
Royalty agreement, percentage of revenue for proprietary assets		7.50%					10.00%
Royalty agreement, percentage of revenue for third-party game asset types							15.00%
Royalty agreement, term							10 years
Royalty agreement, number of extension options | extension_option							2
Royalty agreement, extension term							5 years
Royalty expense					$ 1.4	$ 1.6
Indemnification agreement, maximum limit of losses for every 12-month period					$ 5.0
Expression of interest, price per share (in dollars per share) | $ / shares	$ 11.25
SuprNation
Disclosure of contingent liabilities [line items]
Performance-based incentive plan, term				18 months
Performance-based incentive plan, maximum employee amount				$ 6.5
Payment transferred into escrow				$ 5.5
Amount modified to be contingent upon employment			$ 4.2